BALANCED PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 63.7%


                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
Advertising and Marketing Services -- 1.2%
--------------------------------------------------------------------------
Valassis Communications, Inc.(1)               120,000       $   4,395,000
--------------------------------------------------------------------------
                                                             $   4,395,000
--------------------------------------------------------------------------
Aerospace and Defense -- 1.6%
--------------------------------------------------------------------------
General Motors Corp., Class H(1)               100,000       $   5,625,000
--------------------------------------------------------------------------
                                                             $   5,625,000
--------------------------------------------------------------------------
Auto and Parts -- 2.3%
--------------------------------------------------------------------------
General Motors Corp.                            60,000       $   3,960,000
Magna International, Inc., Class A              75,000           4,256,250
--------------------------------------------------------------------------
                                                             $   8,216,250
--------------------------------------------------------------------------
Banks - Regional -- 1.4%
--------------------------------------------------------------------------
Wells Fargo & Co.                              120,000       $   5,130,000
--------------------------------------------------------------------------
                                                             $   5,130,000
--------------------------------------------------------------------------
Banks and Money Services -- 0.6%
--------------------------------------------------------------------------
Banco Latinoamericano de
Exportaciones(2)                                75,000       $   2,006,250
--------------------------------------------------------------------------
                                                             $   2,006,250
--------------------------------------------------------------------------
Beverages -- 2.1%
--------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                       60,000       $   4,256,250
PepsiCo, Inc.                                   80,000           3,095,000
--------------------------------------------------------------------------
                                                             $   7,351,250
--------------------------------------------------------------------------
Broadcasting and Cable -- 0.9%
--------------------------------------------------------------------------
MediaOne Group, Inc.(1)                         45,000       $   3,346,875
--------------------------------------------------------------------------
                                                             $   3,346,875
--------------------------------------------------------------------------
Chemicals -- 1.1%
--------------------------------------------------------------------------
Praxair, Inc.                                   80,000       $   3,915,000
--------------------------------------------------------------------------
                                                             $   3,915,000
--------------------------------------------------------------------------
Communications Services -- 4.6%
--------------------------------------------------------------------------
Ameritech Corp.                                 80,896       $   5,945,856
GTE Corp.                                       75,000           5,681,250
                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------

Communications Services (continued)
--------------------------------------------------------------------------
MCI Worldcom, Inc.(1)                           55,000       $   4,743,750
--------------------------------------------------------------------------
                                                             $  16,370,856
--------------------------------------------------------------------------
Drugs -- 5.8%
--------------------------------------------------------------------------
Elan Corp., PLC ADR(1)(2)                      130,000       $   3,607,500
Pfizer, Inc.                                    37,800           4,148,550
Sepracor, Inc.(1)                              100,000           8,125,000
Warner-Lambert Co.                              65,000           4,509,375
--------------------------------------------------------------------------
                                                             $  20,390,425
--------------------------------------------------------------------------
Electric Utilities -- 1.0%
--------------------------------------------------------------------------
The Southern Co.                               140,000       $   3,710,000
--------------------------------------------------------------------------
                                                             $   3,710,000
--------------------------------------------------------------------------
Electronics - Semiconductors -- 1.0%
--------------------------------------------------------------------------
Intel Corp.                                     60,000       $   3,570,000
--------------------------------------------------------------------------
                                                             $   3,570,000
--------------------------------------------------------------------------
Environmental Services -- 1.8%
--------------------------------------------------------------------------
Waste Management, Inc.                         120,000       $   6,450,000
--------------------------------------------------------------------------
                                                             $   6,450,000
--------------------------------------------------------------------------
Financial - Miscellaneous -- 5.9%
--------------------------------------------------------------------------
Associates First Capital Corp.                 170,000       $   7,533,125
Fannie Mae                                      45,000           3,076,875
MBNA Corp.                                     180,000           5,512,500
MGIC Investment Corp.                          100,000           4,862,500
--------------------------------------------------------------------------
                                                             $  20,985,000
--------------------------------------------------------------------------
Foods -- 3.3%
--------------------------------------------------------------------------
Tyson Foods, Inc.                              264,700       $   5,955,750
Unilever ADR(2)                                 82,142           5,729,405
--------------------------------------------------------------------------
                                                             $  11,685,155
--------------------------------------------------------------------------
Health Services -- 0.8%
--------------------------------------------------------------------------
Health Management Associates, Inc.(1)          250,000       $   2,812,500
--------------------------------------------------------------------------
                                                             $   2,812,500
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
Information Services -- 1.5%
--------------------------------------------------------------------------
Reynolds & Reynolds, Inc., Class A             225,000       $   5,245,313
--------------------------------------------------------------------------
                                                             $   5,245,313
--------------------------------------------------------------------------
Insurance -- 4.3%
--------------------------------------------------------------------------
American International Group, Inc.              41,950       $   4,910,772
Berkshire Hathaway, Inc., Class B(1)             2,100       $   4,722,900
Mutual Risk Management Ltd.                    162,800           5,433,450
--------------------------------------------------------------------------
                                                             $  15,067,122
--------------------------------------------------------------------------
Medical Products -- 1.6%
--------------------------------------------------------------------------
Medtronic, Inc.                                 74,817       $   5,826,374
--------------------------------------------------------------------------
                                                             $   5,826,374
--------------------------------------------------------------------------
Metals and Minerals -- 1.5%
--------------------------------------------------------------------------
Potash Corp. of Saskatchewan(2)                 55,000       $   2,846,250
Steel Dynamics Corp.(1)                        150,000           2,320,320
--------------------------------------------------------------------------
                                                             $   5,166,570
--------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                       140,000       $   5,153,750
--------------------------------------------------------------------------
                                                             $   5,153,750
--------------------------------------------------------------------------
Oil and Gas - Integrated -- 2.6%
--------------------------------------------------------------------------
Exxon Corp.                                     67,280       $   5,188,970
Mobil Corp.                                     40,000           3,960,000
--------------------------------------------------------------------------
                                                             $   9,148,970
--------------------------------------------------------------------------
Paper and Forest Products -- 2.1%
--------------------------------------------------------------------------
Longview Fibre Co.                             285,500       $   4,460,938
Plum Creek Timber Co., L.P.                     90,000           2,801,250
--------------------------------------------------------------------------
                                                             $   7,262,188
--------------------------------------------------------------------------
Publishing -- 1.5%
--------------------------------------------------------------------------
Central Newspapers, Inc., Class A              140,000       $   5,267,500
--------------------------------------------------------------------------
                                                             $   5,267,500
--------------------------------------------------------------------------

                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------

REITS -- 2.1%
--------------------------------------------------------------------------
Equity Residential Properties Trust            101,400       $   4,569,338
Prologis Trust                                 150,000           3,037,500
--------------------------------------------------------------------------
                                                             $   7,606,838
--------------------------------------------------------------------------
Retail - Food and Drug -- 3.3%
--------------------------------------------------------------------------
CVS Corp.                                      100,000       $   5,112,500
Safeway, Inc.(1)                               130,000           6,435,000
--------------------------------------------------------------------------
                                                             $  11,547,500
--------------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.8%
--------------------------------------------------------------------------
Autonation, Inc.(1)                            270,000       $   4,809,375
Circuit City Stores, Inc.                       60,000           5,580,000
Home Depot, Inc. (The)                          50,000           3,221,875
--------------------------------------------------------------------------
                                                             $  13,611,250
--------------------------------------------------------------------------
Specialty Chemicals and Materials -- 2.5%
--------------------------------------------------------------------------
Corning, Inc.                                   80,000       $   5,610,000
Millipore Corp.                                 80,000           3,245,000
--------------------------------------------------------------------------
                                                             $   8,855,000
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $145,335,681)                            $ 225,717,936
--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.6%

                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
Metals - Gold -- 0.6%
--------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%
Series CV                                      125,000       $   2,343,750
--------------------------------------------------------------------------
                                                             $   2,343,750
--------------------------------------------------------------------------
Total Convertible Preferred Stock
   (identified cost $2,872,500)                              $   2,343,750
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CORPORATE BONDS -- 17.6%


                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Air Products and Chemicals, Inc., 7.34%,
6/15/26                                       $    720       $     746,698
Associates Corp., N.A., 5.96%, 5/15/37           4,280           4,281,840
Chesapeake Potomac Telephone Co.,
8.375%, 10/1/29                                  2,850           3,226,685
Commercial Credit Corp., 7.875%, 2/1/25          2,000           2,118,680
Commercial Credit Corp., 6.625%, 6/1/15          1,350           1,359,315
Dayton Hudson, MTN, 5.865%, 8/15/27              2,490           2,492,664
Grand Metropolitan Investments Corp.,
7.45%, 4/15/35                                   3,090           3,275,802
Intermediate American Development Bank,
8.40%, 9/1/09                                    3,690           4,201,360
Intermediate American Development Bank,
6.95%, 8/1/26                                      220             227,982
J.C. Penney, Inc., 7.40%, 4/1/37                 3,500           3,572,485
Johnson Controls, Inc., 7.70%, 3/1/15            2,000           2,106,600
Lowe's Cos., Inc., 7.11%, 5/15/37                5,000           5,137,100
Mead Corp. (The), 6.84%, 3/1/37                  2,000           1,982,180
Motorola, Inc., 6.50%, 9/1/25                    3,000           2,972,250
Proctor and Gamble Co., 8.00%, 9/1/24            3,000           3,416,970
Seagram (Joseph) & Sons, Inc., 9.65%,
8/15/18                                          1,030           1,216,615
State Street Bank, 7.35%, 6/15/26                2,450           2,535,236
Tennessee Valley Power Authority,
6.235%, 7/15/45                                    700             702,653
Tennessee Valley Power Authority, 5.88%,
4/1/36                                           3,350           3,284,809
Times Mirror Co., 6.61%, 9/15/27                 3,250           3,255,330
Tribune Co., 6.25%, 11/10/26                     1,000             994,890
TRW, Inc., MTN, 9.35%, 6/4/20                    1,045           1,219,316
Willamette Industries, 7.35%, 7/1/26             4,000           4,064,960
Xerox Corp., 5.90%, 5/5/37                       3,000           2,998,860
Xerox Corp., 5.875%, 6/15/37                     1,000             998,900
--------------------------------------------------------------------------
Total Corporate Bonds
   (identified cost $63,385,028)                             $  62,390,180
--------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 2.0%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
FHLMC, PAC, CMO, Series 1627-PZ, 5.60%,
8/15/17                                       $  4,495       $   4,485,143
FHLMC, PAC, CMO, Series 1630-PE, 5.50%,
5/15/18                                          1,020           1,017,058
FHLMC, PAC, CMO, Series 34-C, 9.00%,
11/15/19                                            34              34,077
FHLMC, PAC, CMO, Series 41-F, 10.00%,
5/15/20                                            990           1,064,982
FNMA, PAC, CMO, Series 1990 24-E, 9.00%,
3/25/20                                            603             617,582
--------------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $7,120,470)                              $   7,218,842
--------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.6%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
U.S. Treasury Bond, 7.50%, 11/15/16           $  5,000       $   5,635,150
U.S. Treasury Note, 6.25%, 2/15/07               3,000           3,056,730
U.S. Treasury Note, 6.625%, 4/30/02             10,000          10,265,599
U.S. Treasury Note, 6.375%, 5/15/00              2,000           2,018,120
U.S. Treasury Note, 5.75%, 11/30/02             18,000          18,036,539
U.S. Treasury Note, 6.125%, 9/30/00              4,000           4,034,360
U.S. Treasury Note, 8.50%, 2/15/00               5,000           5,102,350
--------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost $49,253,129)                             $  48,148,848
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.9%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Associates Corp., 5.75%, 7/1/99               $  6,706       $   6,706,000
--------------------------------------------------------------------------
Total Commercial Paper
   (amortized cost $6,706,000)                               $   6,706,000
--------------------------------------------------------------------------
Total Investments -- 99.4%
   (identified cost $274,672,808)                            $ 352,525,556
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                       $   2,027,644
--------------------------------------------------------------------------
Net Assets -- 100%                                           $ 354,553,200
--------------------------------------------------------------------------

ADR - American Depositary Receipt
PAC - Planned Authorization Class
CMO - Collateralized Mortgage Obligations
REIT - Real Estate Investment Trust
(1)  Non-income producing security.
(2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $274,672,808)                          $ 352,525,556
Cash                                              1,491
Interest and dividends receivable             1,988,825
Tax reclaim receivable                           63,947
-------------------------------------------------------
TOTAL ASSETS                              $ 354,579,819
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable to affiliate for Trustees' fees   $       6,883
Other accrued expenses                           19,736
-------------------------------------------------------
TOTAL LIABILITIES                         $      26,619
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 354,553,200
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 276,700,452
Net unrealized appreciation (computed on
   the basis of identified cost)             77,852,748
-------------------------------------------------------
TOTAL                                     $ 354,553,200
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $112,634)                              $  2,088,383
Interest                                     4,064,156
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  6,152,539
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,069,032
Trustees fees and expenses                      15,401
Custodian fee                                   84,109
Legal and accounting services                   21,718
Miscellaneous                                    2,907
------------------------------------------------------
TOTAL EXPENSES                            $  1,193,167
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,959,372
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  3,759,665
------------------------------------------------------
NET REALIZED GAIN                         $  3,759,665
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  4,893,490
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  4,893,490
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  8,653,155
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 13,612,527
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    4,959,372      $     9,645,705
   Net realized gain                              3,759,665           56,088,137
   Net change in unrealized appreciation
      (depreciation)                              4,893,490          (20,974,301)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $   13,612,527      $    44,759,541
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   19,462,993      $    38,451,067
   Withdrawals                                  (33,875,378)         (57,564,792)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $  (14,412,385)     $   (19,113,725)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $     (799,858)     $    25,645,816
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  355,353,058      $   329,707,242
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  354,553,200      $   355,353,058
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                                                                 YEAR ENDED
                                       SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,                  JANUARY 31,
                                       JUNE 30, 1999        ------------------------------------------------    -------------
                                       (UNAUDITED)            1998         1997         1996        1995(1)         1995
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.68%(2)     0.67%        0.69%        0.70%        0.71%(2)         0.70%
Net investment income                              2.84%(2)     2.75%        2.62%        3.23%        3.83%(2)         4.25%
Portfolio turnover                                   23%          49%          37%          64%          47%              28%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                    $354,553     $355,353     $329,707     $301,561     $276,375         $217,157
-----------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven-month period ended December 31, 1995.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Balanced Portfolio (the "Portfolio") (formerly Investors Portfolio) is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt securities (other than mortgage-backed "pass through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage-backed, "pass through" securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

BALANCED PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("EVM"), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the fee was equivalent to 0.61% (annualized) of the Portfolio's average net assets for such period and amounted to $1,069,032. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $44,178,618 and $67,621,665, respectively. Purchases and sales of U.S. Government/agency securities aggregated $36,373,203 and $24,578,848, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of investments owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $ 274,672,808
-------------------------------------------------------
Gross unrealized appreciation             $  89,367,247
Gross unrealized depreciation               (11,514,499)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  77,852,748
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1999.

6 Risk Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

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

BALANCED PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law, Georgetown
University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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